The interactive data file included as an exhibit to this filing relates to the prospectus for Variable Portfolio – Managed Risk Fund, Variable Portfolio – Managed Risk U.S. Fund, Variable Portfolio – Managed Volatility Conservative Fund, Variable Portfolio – Managed Volatility Conservative Growth Fund, Variable Portfolio – Managed Volatility Growth Fund, Variable Portfolio – Managed Volatility Moderate Growth Fund, Variable Portfolio – U.S. Flexible Conservative Growth Fund, Variable Portfolio – U.S. Flexible Growth Fund, and Variable Portfolio – U.S. Flexible Moderate Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 2, 2020 (Accession No. 0001193125-20-283484) , which is incorporated herein by reference.